Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Assets And Liabilities [Line Items]
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2021
Borrowings	160,646	77,948	—	—	238,594
Convertible note	—	38,059	—	—	38,059
Lease liabilities	32,964	30,810	58,745	38,282	160,801
Trade payables	31,256	—	—	—	31,256
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	43,396	—	—	—	43,396
Amounts due to related parties	473	—	—	—	473
	268,735	146,817	58,745	38,282	512,579

At 31 December 2022
Borrowings	172,766	24,533	4,577	—	201,876
Convertible note	64,565	—	—	—	64,565
Lease liabilities	34,444	33,832	51,865	30,902	151,043
Trade payables	46,752	—	—	—	46,752
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	17,001	—	—	—	17,001
	335,528	58,365	56,442	30,902	481,237

At 31 December 2023
Borrowings	78,886	18,112	14,670	—	111,668
Convertible note	19,506	—	—	—	19,506
Lease liabilities	38,670	32,852	40,012	20,534	132,068
Trade payables	42,402	—	—	—	42,402
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	14,428	—	—	—	14,428
	193,892	50,964	54,682	20,534	320,072

Summary of gearing ratios

	2022	2023
	RMB’000	RMB’000
Total borrowings	201,876	105,343
Add: Convertible note (Note 27)	64,565	19,506
Less: Cash and cash equivalents (Note 19)	(12,161)	(62,336)
Restricted cash (Note 19)	(1,547)	—
Net debt	252,733	62,513
Total equity	(125,880)	33,629
Total capital	126,853	96,142
Gearing ratio	199.23%	64.26%

Summary of financial liabilities that are measured at fair value

The following table presents the Group’s financial assets and liabilities that are measured at fair value as at 31 December 2023.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2023
Assets
Investment properties (Note 14)	—	—	22,911	22,911
	—	—	22,911	22,911
Liabilities
Financial liabilities at fair value through profit or loss
- Convertible note (Note 27)	—	—	19,506	19,506
	—	—	19,506	19,506

Level 3
Disclosure Of Fair Value Of Assets And Liabilities [Line Items]
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2022:

	Convertible note
	(Note 27)	Total
	RMB’000	RMB’000
Opening balance	38,059	38,059
Change in fair value	26,506	26,506
Closing balance	64,565	64,565

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2023:

	Convertible note
	(Note 27)	Total
	RMB’000	RMB’000
Opening balance	64,565	64,565
Converted into shares	(45,175)	(45,175)
Change in fair value	116	116
Closing balance	19,506	19,506